SUBSEQUENT EVENTS (Details) t in Millions, $ in Millions		12 Months Ended
	Mar. 03, 2022	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Property, plant and equipment and biological assets		$ 30,075	$ 30,622
Sales		$ 76,571	$ 53,270	$ 70,615
Ukraine
Disclosure of non-adjusting events after reporting period [line items]
Amount of steel produced | t		4.9
Amount of iron produced | t		11.7
Property, plant and equipment and biological assets		$ 2,300
Amount of steel shipped | t		4.6
Sales		$ 4,100
Ukraine | Ukraine customers
Disclosure of non-adjusting events after reporting period [line items]
Sales		$ 900
Reduction in production capacity | Ukraine
Disclosure of non-adjusting events after reporting period [line items]
Current production as a percentage of normal production levels	33.00%